Net Earnings per Share - Summary of Net Earnings per Share (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2018 shares
Earnings per share [abstract]
Diluted weighted average share, stock options excluded due to their anti-dilutive effect	658,000
Diluted weighted average share, equity-settled PSUs excluded due to their anti-dilutive effect	137,000